Share-based compensation expenses - Class C shares options granted by Ziitech to employees (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Jul. 01, 2024 shares	Jun. 28, 2019 installment	Jul. 31, 2018 shares	May 31, 2018 shares	Dec. 31, 2025 USD ($) installment $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Share-based compensation expenses
Granted (shares) | shares			740,000	16,042,500
Annual vesting installments | installment		4			4
Weighted average grant date fair value of options granted | $ / shares					$ 2.19
Share-based compensation expenses | $					$ 14		$ (972)
Employee Stock Option Awards Of Ziitech Pty Ltd
Share-based compensation expenses
Unrecognized compensation cost | $					55
Share-based compensation expenses | $					$ 14	$ 0	$ 0
Weighted average period					2 years 6 months
Volatility rate					53.63%
Dividend yield					0.00%
Risk-free rate					4.38%
Number Outstanding
Acquisition of Ziitech (in shares) | shares					54,157
Unvested at end of the year (in shares) | shares					54,157
Weighted-Average Grant-Date Fair Value
Acquisition of Ziitech (in dollars per share) | $ / shares					$ 2.19
Unvested at end of the year (in dollars per share) | $ / shares					$ 2.19
Ziitech Pty Ltd
Share-based compensation expenses
Granted (shares) | shares	89,442
Total fair value of options granted | $					$ 0